Buffalo Small Cap Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Consumer Discretionary - 8.7%
Automobile Components - 1.1%
Dorman Products, Inc. (a)	40,065	$4,935,607

Broadline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	19,055	2,088,619

Hotels, Restaurants & Leisure - 1.8%
Dutch Bros, Inc. - Class A (a)	58,620	3,588,716
First Watch Restaurant Group, Inc. (a)	309,387	4,665,556
		8,254,272
Household Durables - 2.4%
Champion Homes, Inc. (a)	127,710	10,791,495

Specialty Retail - 2.9%
Boot Barn Holdings, Inc. (a)	29,160	5,145,865
Valvoline, Inc. (a)	139,025	4,040,067
Warby Parker, Inc. - Class A (a)	167,680	3,653,747
		12,839,679
Total Consumer Discretionary		38,909,672

Consumer Staples - 2.1%
Beverages - 1.2%
Celsius Holdings, Inc. (a)	113,750	5,202,925

Personal Care Products - 0.9%
elf Beauty, Inc. (a)	52,900	4,022,516
Total Consumer Staples		9,225,441

Energy - 4.2%
Energy Equipment & Services - 3.4%
Cactus, Inc. - Class A	158,290	7,230,687
Patterson-UTI Energy, Inc.	593,320	3,625,185
Solaris Energy Infrastructure, Inc.	96,950	4,456,792
		15,312,664
Oil, Gas & Consumable Fuels - 0.8%
Matador Resources Co.	84,935	3,604,641
Total Energy		18,917,305

Financials - 10.6%
Capital Markets - 4.1%
Hamilton Lane Inc. - Class A	19,053	2,559,008
PJT Partners, Inc. - Class A	34,585	5,782,612
WisdomTree, Inc.	841,830	10,261,908
		18,603,528
Financial Services - 2.3%
Paymentus Holdings, Inc. - Class A (a)	164,510	5,196,871
Shift4 Payments, Inc. - Class A (a)	83,092	5,232,303
		10,429,174
Insurance - 4.2%
Baldwin Insurance Group, Inc. - Class A (a)	176,645	4,244,779
Kinsale Capital Group, Inc.	15,130	5,917,646
Palomar Holdings, Inc. (a)	63,823	8,600,788
		18,763,213
Total Financials		47,795,915

Health Care - 24.6%
Biotechnology - 7.2%
ADMA Biologics, Inc. (a)	293,215	5,348,242
Arcutis Biotherapeutics, Inc. (a)	110,935	3,221,552
Arrowhead Pharmaceuticals, Inc. (a)	35,780	2,375,434
Halozyme Therapeutics, Inc. (a)	111,449	7,500,518
Ionis Pharmaceuticals, Inc. (a)	29,105	2,302,496
Natera, Inc. (a)	25,108	5,751,992
Vericel Corp. (a)	88,880	3,200,569
Zymeworks, Inc. (a)	88,800	2,338,104
		32,038,907
Health Care Equipment & Supplies - 3.2%
Establishment Labs Holdings, Inc. (a)	73,415	5,350,485
Lantheus Holdings, Inc. (a)	40,385	2,687,622
PROCEPT BioRobotics Corp. (a)	42,735	1,344,443
QuidelOrtho Corp. (a)	180,215	5,146,940
		14,529,490
Health Care Providers & Services - 7.1%
Castle Biosciences, Inc. (a)	239,614	9,320,985
HealthEquity, Inc. (a)	74,969	6,867,910
Option Care Health, Inc. (a)	395,255	12,592,824
Privia Health Group, Inc. (a)	124,535	2,952,725
		31,734,444
Health Care Technology - 1.2%
Waystar Holding Corp. (a)	169,730	5,558,657

Life Sciences Tools & Services - 3.3%
Medpace Holdings, Inc. (a)	12,455	6,995,351
OmniAb, Inc. – 12.50 Earnout (a)(b)	47,436	475
OmniAb, Inc. – 15.00 Earnout (a)(b)	47,436	474
Repligen Corp. (a)	48,280	7,911,161
		14,907,461
Pharmaceuticals - 2.6%
Ligand Pharmaceuticals, Inc. (a)	60,342	11,408,862
Total Health Care		110,177,821

Industrials - 25.6% (c)
Aerospace & Defense - 1.6%
AeroVironment, Inc. (a)	29,810	7,210,741

Building Products - 4.3%
Advanced Drainage Systems, Inc.	54,880	7,948,270
Modine Manufacturing Co. (a)	56,560	7,551,326
Trex Co., Inc. (a)	106,705	3,743,211
		19,242,807
Commercial Services & Supplies - 0.9%
Casella Waste Systems, Inc. - Class A (a)	43,355	4,246,189

Construction & Engineering - 4.2%
Argan, Inc.	9,590	3,004,739
Everus Construction Group, Inc. (a)	54,595	4,671,148
MYR Group, Inc. (a)	31,890	6,967,965
Sterling Infrastructure, Inc. (a)	13,075	4,003,957
		18,647,809
Electrical Equipment - 0.5%
Bloom Energy Corp. - Class A (a)	23,395	2,032,791

Machinery - 7.4%
Chart Industries, Inc. (a)	34,180	7,048,942
ESCO Technologies, Inc.	30,865	6,030,712
JBT Marel Corp.	75,275	11,341,684
Kadant, Inc.	14,540	4,144,191
Kornit Digital Ltd. (a)	326,205	4,690,828
		33,256,357
Professional Services - 4.1%
FTI Consulting, Inc. (a)	41,890	7,156,069
ICF International, Inc.	31,404	2,678,761
TIC Solutions, Inc. (a)	291,428	2,946,337
Willdan Group, Inc. (a)	54,220	5,620,445
		18,401,612
Trading Companies & Distributors - 2.6%
SiteOne Landscape Supply, Inc. (a)	37,190	4,632,387
Transcat, Inc. (a)	40,000	2,269,200
WESCO International, Inc.	19,855	4,857,327
		11,758,914
Total Industrials		114,797,220

Information Technology - 20.9%
Communications Equipment - 0.9%
Ciena Corp. (a)	17,555	4,105,588

Electronic Equipment, Instruments & Components - 2.9%
Napco Security Technologies, Inc.	138,980	5,795,466
Novanta, Inc. (a)	59,255	7,050,753
		12,846,219
Semiconductors & Semiconductor Equipment - 7.7%
Credo Technology Group Holding Ltd. (a)	31,795	4,574,982
Onto Innovation, Inc. (a)	35,645	5,626,920
Silicon Laboratories, Inc. (a)	62,330	8,146,531
SiTime Corp. (a)	17,705	6,253,229
SkyWater Technology, Inc. (a)	214,560	3,896,410
Universal Display Corp.	51,593	6,025,030
		34,523,102
Software - 9.4%
Clearwater Analytics Holdings, Inc. - Class A (a)	424,750	10,244,970
Commvault Systems, Inc. (a)	39,190	4,912,858
Intapp, Inc. (a)	128,180	5,873,208
Onestream, Inc. (a)	245,605	4,514,220
Pegasystems, Inc.	95,185	5,684,448
Tenable Holdings, Inc. (a)	139,050	3,271,847
Varonis Systems, Inc. (a)	95,245	3,124,036
Vertex, Inc. - Class A (a)	229,357	4,580,259
		42,205,846
Total Information Technology		93,680,755
TOTAL COMMON STOCKS (Cost $363,383,754)		433,504,129

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.5%	Shares	Value
Fidelity Money Market Government Portfolio - Class I, 3.67% (d)	15,914,121	15,914,121
TOTAL MONEY MARKET FUNDS (Cost $15,914,121)		15,914,121

TOTAL INVESTMENTS - 100.2% (Cost $379,297,875)		449,418,250
Liabilities in Excess of Other Assets - (0.2)%		(761,841)
TOTAL NET ASSETS - 100.0%		$448,656,409

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $949 or 0.0% of net assets as of December 31, 2025.

(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Buffalo Small Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$433,503,180	$–	$949	$433,504,129
Money Market Funds	15,914,121	–	–	15,914,121
Total Investments	$449,417,301	$–	$949	$449,418,250

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investment in Securities Period Ended December 31, 2025
Fair Value as of 3/31/2025	$949
Total unrealized gains included in earnings	-
Realized gains included in earnings	-
Purchases	-
Sales	-
Fair Value as of 12/31/2025	$949

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$-